Insurance liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Insurance liabilities [Abstract]
Policy reserve	₩ 24,515,364	₩ 22,366,865
Policyholder’s equity adjustment	(76)	10,569
Total Insurance liabilities	₩ 24,515,288	₩ 22,377,434